CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par or stated value per share		$ 0.0001
Ordinary shares, shares authorized		448,763,811
Ordinary shares, shares issued		73,393,941
Ordinary shares, shares outstanding		73,393,941
Series Angel Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	4,955,327
Convertible preferred shares, issued	0	4,955,327
Convertible preferred shares, outstanding	0	4,955,327
Convertible preferred shares, redemption value		$ 263,608
Convertible preferred shares, liquidation value		$ 261,702
Series Pre A Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	9,917,226
Convertible preferred shares, issued	0	9,917,226
Convertible preferred shares, outstanding	0	9,917,226
Convertible preferred shares, redemption value		$ 850,292
Convertible preferred shares, liquidation value		$ 746,284
Series A Redeemable Convertible Preferred Shares [Member]
Convertible preferred shares, par value per share	$ 0.0001	$ 0.0001
Convertible preferred shares, authorized	0	36,363,636
Convertible preferred shares, issued	0	36,363,636
Convertible preferred shares, outstanding	0	36,363,636
Convertible preferred shares, redemption value		$ 22,068,901
Convertible preferred shares, liquidation value		$ 20,000,000
Class A Ordinary shares [Member]
Ordinary shares, par or stated value per share	$ 0.0001
Ordinary shares, shares authorized	400,000,000
Ordinary shares, shares issued	119,196,117
Ordinary shares, shares outstanding	119,196,117
Class B Ordinary shares [Member]
Ordinary shares, par or stated value per share	$ 0.0001
Ordinary shares, shares authorized	100,000,000
Ordinary shares, shares issued	24,734,013
Ordinary shares, shares outstanding	24,734,013